Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company’s liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2022	$—	$—	$3,285,333

Summary of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates
The following table provides quantitative information regarding Level 3 fair value measurement inputs for the private placement warrants as of their measurement dates:

Inputs:	As of December 31, 2023		As of December 31, 2022
Ordinary share stock price	$10.60		$9.94
Exercise price	11.50		11.50
Volatility	45%		31%
Term	5.28		5.75
Risk-free rate of interest	3.85%		3.98%
Dividend yield	0%		0%
Probability of completing the Business Combination	91	% (1)	N/A
Probability of completing a different business combination	0.8	% (2)	9	% (3)
Note: The private placement will be forfeited for no consideration if the announced Business Combination with StudioCo is completed (estimated probability of

91
% as of December 31, 2023).

(1)
Estimated by solving for the implied probability of completing the
Business Combination
with StudioCo

based on the public warrant price and the contemplated exchange price of
$
0.50
, adjusted for the time value of money.

(2)
Derived as follows:
9
%*(
1
-
91
%),
where
9
% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and
91
% represents the probability of completing the Business Combination with StudioCo
.

(3)	Based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of December 31, 2022.

Summary of The change in the fair value of the warrant liabilities
The change in the fair value of the warrant liabilities for the years ended December 31, 2022 and 2023, respectively, is summarized as follows:

Level 3 Derivative warrant liability at December 31, 2021	$—
Issuance of Private Warrants on January 10, 2022	17,482,666
Change in fair value of derivative warrant liability	(14,197,333)

Level 3 Derivative warrant liability at December 31, 2022	3,285,333
Change in fair value of derivative warrant liability	(2,816,000)

Level 3 Derivative warrant liability at December 31, 2023	$469,333

Summary of quantitative information regarding Level 3 fair value measurement inputs for the PIPE with reduction right liability
The following table provides quantitative information regarding Level 3 fair value measurement inputs for the PIPE with reduction right liability as of their measurement dates:

Inputs:	As of December 22, 2023	As of December 31, 2023
Ordinary share stock price	$10.62	$10.60
Term (1)	0.30	0.28
Risk-free rate of interest (2)	5.24%	5.20%
Probability of completing the Business Combination (3)	91%	91%

(1)	Assumes the transaction closes on April 10, 2024.
(2)	Reflects 3-month US treasury, secondary market rate as of the valuation date.
(3)
Estimated by solving for the implied probability of completing the
Business Combination
with StudioCo
based on the public warrant price and the contemplated exchange price of $
0.50
, adjusted for the time value of money.

Summary fair value of the PIPE with reduction right liability
The change in the fair value of the PIPE with reduction right liability for the year ended December 31, 2023 is summarized as follows:

Level 3 PIPE reduction right liability December 31, 2022	$—
Issuance of PIPE with reduction right liability on December 22, 2023	18,797,300
Change in fair value of PIPE reduction right liability	(544,290)

Level 3 PIPE with reduction right liability at December 31, 2023	$18,253,010